Property and Equipment (Details) - Schedule of Property and Equipment - EUR (€)	Jun. 30, 2023	Dec. 31, 2022
Property and Equipment (Details) - Schedule of Property and Equipment [Line Items]
Property and equipment, gross	€ 185,392	€ 166,060
Accumulated depreciation	(25,628)	(15,577)
Property and equipment	159,764	150,483
Furniture [Member]
Property and Equipment (Details) - Schedule of Property and Equipment [Line Items]
Property and equipment, gross	49,063	49,063
Laboratory Photovoltaic Installation [Member]
Property and Equipment (Details) - Schedule of Property and Equipment [Line Items]
Property and equipment, gross	116,912	98,792
Tools and Machinery [Member]
Property and Equipment (Details) - Schedule of Property and Equipment [Line Items]
Property and equipment, gross	6,026	5,458
Computer [Member]
Property and Equipment (Details) - Schedule of Property and Equipment [Line Items]
Property and equipment, gross	€ 13,391	€ 12,747